Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	80,071,901	69,838,200
Common shares, shares issued	57,020,151	55,769,556
Common shares, shares outstanding	57,020,151	55,769,556
Accounts receivable, allowance for credit loss, current	$ 224	$ 224